Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest on debt	$ 197	$ 203	$ 164
Interest on exchangeable debentures	31	29	29
Interest on exchangeable preferred shares	28	28	28
Capitalized interest	(16)	(57)	(16)
Interest on lease liabilities	10	9	7
Credit facility fees, bank charges and other interest	21	21	27
Tax shield on tax equity financing	3	0	(2)
Accretion of provisions	50	48	49
Interest expense	$ 324	$ 281	$ 286